SHARE-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
SHARE-BASED COMPENSATION

14.	SHARE-BASED COMPENSATION

2021 Stock Incentive Plan

Prior to the Business Combination, the Company maintained its 2009 Omnibus Equity Compensation Plan (the “2009 Plan” and together with the 2021 Plan, the “Plans”). Upon Closing of the Business Combination, awards under the 2009 Plan were converted at the exchange ratio calculated in accordance with the Business Combination Agreement and the 2021 Plan became effective. There are 6,007,718 shares of Common Stock authorized for issuance under the 2021 Plan, plus any shares of Common Stock subject to awards under the 2009 Plan that are forfeited or reacquired by the Company due to termination or cancellation. As of March 31, 2023, there were 14,385,619 shares of Common Stock reserved under the Plans.

The following table summarizes share-based compensation expense for the three months ended March 31, 2023 and 2022 (in thousands):

	Three Months Ended March 31,
	2023	2022
Research and development	$531	$966
Sales and marketing	507	1,083
General and administrative	894	4,474
Cost of sales	7	41
Total share-based compensation	$1,939	$6,564

Common Stock options

The following table sets forth the activity for all stock options:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Weighted- Average Grant Date Fair Value
Outstanding, December 31, 2022	7,812,178	$3.70	6.56	$2.23
Forfeited	(31,523)	2.26	-	1.46
Expired	(14,421)	5.40	-	2.86
Outstanding, March 31, 2023(a)	7,766,234	$3.70	6.32	$1.98
Exercisable, March 31, 2023(b)	4,870,164	$4.03	4.87	$2.12

(a)	There was no aggregate intrinsic value of all stock options outstanding as of March 31, 2023.
(b)	There was no aggregate intrinsic value of all vested/exercisable stock options as of March 31, 2023.

As of March 31, 2023, there was $3.9 million of unrecognized compensation expense related to stock options to be recognized over a weighted average period of 2.72 years.

Restricted Stock Units

As part of the consideration in the Business Combination, RSUs with respect to 1,750,000 shares of Common Stock were granted to the participants in Legacy Airspan’s MIP. For the RSUs granted to MIP Participants, the weighted average grant date fair value was $9.75 per share. The RSUs granted in connection with the MIP vested one year after the date of the grant, however, most RSU’s vest over three years.

The following table sets forth the activity for all RSUs:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding (nonvested), December 31, 2022	4,267,746	$3.58
Released	(387,204)	5.44
Forfeited	(49,610)	3.07
Outstanding (nonvested), March 31, 2023	3,830,932	$3.41

Because the Company maintained a full valuation allowance on its U.S. deferred tax assets, it did not recognize any tax benefit related to share-based compensation expense for the three months ended March 31, 2023 and 2022. As of March 31, 2023, there was $10.0 million of unrecognized compensation expense related to RSUs to be recognized over a weighted average period of 1.98 years.

18.	SHARE-BASED COMPENSATION

2021 Stock Incentive Plan

Prior to the Business Combination, the Company maintained its 2009 Omnibus Equity Compensation Plan (the “2009 Plan” and together with the 2021 Plan, the “Plans”). Upon Closing of the Business Combination, awards under the 2009 Plan were converted at the exchange ratio calculated in accordance with the Business Combination Agreement and the 2021 Plan became effective. There are 6,007,718 shares of Common Stock authorized for issuance under the 2021 Plan, plus any shares of Common Stock subject to awards under the 2009 Plan that are forfeited or reacquired by the Company due to termination or cancellation. As of December 31, 2022, there were 14,822,433 shares of Common Stock reserved under the Plans.

Share-based compensation is recognized as an expense on a straight-line basis over the requisite service period, which is generally the vesting period. Employee stock options (“stock options”) granted under the Plans generally vest ratably over a four-year period and expire on the tenth anniversary of their issuance. Restricted stock is Common Stock that is subject to a risk of forfeiture or other restrictions that will lapse upon satisfaction of specified performance conditions and/or the passage of time. Awards of restricted stock (“RSAs”) that vest only by the passage of time will generally vest one year following the Business Combination. RSUs represent the right to receive Common Stock upon satisfaction of the passage of time. Awards of RSUs that vest only by the passage of time will generally vest ratably over three years from the date of grant; however, the awards of RSUs granted to the MIP Participants in the Business Combination vest one year following the Closing of the Business Combination.

The following table summarizes the number of authorized, unissued shares of Common Stock, under the Plans, as of December 31, 2022:

Plans	Number of Shares
Total awards available to be issued	2,742,509
Total awards outstanding	12,079,924
Total Common Stock reserved for future issuance under employee stock plans	14,822,433

The following table summarizes share-based compensation expense for the years ended December 31, 2022 and 2021 (in thousands):

	December 31,
	2022	2021
Research and development	$3,554	$1,812
Sales and marketing	3,491	1,925
General and administrative	13,842	6,759
Cost of sales	243	81
Total share-based compensation	$21,130	$10,577

Common Stock Options

The value of each stock option grant is estimated on the grant date using the Black-Scholes option pricing model (“BSM”). The option pricing model requires the input of highly subjective assumptions, as detailed below:

●	Grant date fair value: the Company uses the closing market price of its Common Stock at the grant date;

●	Expected volatility: since the Company has limited historical basis for determining its own volatility, the expected volatility assumption was based on the average historical volatility of a representative peer group, which includes the consideration of the peer company’s industry, market capitalization, state of life cycle, and capital structure;

●	Risk-free interest rates: based upon observed interest rates appropriate for the term of the Company’s stock options;

●	Expected term: estimated based on the Company’s prior five years of historical data regarding expired, forfeited or if applicable, exercise behavior; and

●	Expected dividend yield: based on the Company’s history and expectation of no dividend payouts.

The Company used the following assumptions for the BSM to determine the fair value of the stock options granted during the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Weighted-average grant date price of our common stock (per share)	$2.21	$3.99
Risk-free interest rate	4%	1.19%
Expected volatility	76%	33.0%
Expected term (in years)	5	5
Expected dividend yield	-%	-%

The following table sets forth the activity for all stock options:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Weighted- Average Grant Date Fair Value
Outstanding, December 31, 2021	5,489,492	$4.23	6.05	$2.27
Granted	2,686,337	2.81		2.21
Forfeited	(65,634)	4.50		2.52
Expired	(298,017)	5.26		2.82
Outstanding, December 31, 2022(a)	7,812,178	$3.70	6.56	$2.23
Exercisable, December 31, 2022(b)	4,525,905	$4.03	4.84	$2.13

(a)	There was no aggregate intrinsic value of all stock options outstanding as of December 31, 2022.
(b)	There was no aggregate intrinsic value of all vested/exercisable stock options as of December 31, 2022.

As of December 31, 2022, there was $4.5 million of unrecognized compensation expense related to stock options to be recognized over a weighted average period of 2.92 years.

Restricted Stock Awards

The following table sets forth the activity for all RSAs:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding (nonvested), December 31, 2021	351,831	$9.63
Vested	(345,471)	9.75
Cancelled	(6,360)	9.63
Outstanding (nonvested), December 31, 2022	-	$-

As of December 31, 2022, there was no unrecognized compensation expense related to RSAs to be recognized.

Restricted Stock Units

As part of the consideration in the Business Combination, RSUs with respect to 1,750,000 shares of Common Stock were granted to the participants in Legacy Airspan’s MIP. For the RSUs granted to MIP Participants, the weighted average grant date fair value was $9.75 per share. The RSUs granted in connection with the MIP vest one year after the date of the grant, however, most RSU’s vest over three years.

The following table sets forth the activity for all RSUs:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding (nonvested), December 31, 2021	2,962,884	$8.60
Granted	3,635,878	2.92
Released	(2,108,735)	9.17
Forfeited	(222,281)	6.50
Outstanding (nonvested), December 31, 2022	4,267,746	$3.58

Because the Company maintained a full valuation allowance on its U.S. deferred tax assets, it did not recognize any tax benefit related to share-based compensation expense for the years ended December 31, 2022 and 2021. As of December 31, 2022, there was $11.6 million of unrecognized compensation expense related to RSUs to be recognized over a weighted average period of 2.22 years.